Investment Strategy	Nov. 28, 2025
Leader Capital Short Term High Yield Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in non-investment grade bonds (also known as “junk bonds” or “high yield bonds”), which the Fund defines as securities rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings Inc. (“Fitch”), or, if unrated, as determined by Leader Capital Corp. (the “Advisor”) to be of comparable quality. Fixed-income securities in which the Fund may invest include:

●	foreign (including emerging markets) and domestic bonds, notes, corporate debt, convertible debt securities, and preferred securities;

●	U.S. and foreign government securities and domestic municipal securities;

●	asset-backed securities, including agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”) and credit-backed securities;

●	collateralized loan obligations (“CLOs”) that are backed by domestic and foreign debt obligations;

●	collateralized debt obligations (“CDOs”) that are backed by domestic and foreign debt obligations;

●	STRIPS (Separate Trading of Registered Interest and Principal of Securities, a type of zero-coupon debt instrument); and

●	repurchase agreements.

The Fund’s effective average duration of its portfolio investments will normally be three years or less. The Fund considers emerging markets countries to be those countries included in the Dow Jones Emerging Markets Index.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches, with investors in the bottom tranches having the last priority to receive payment. By investing in high yield debt tranches, the Fund will be lower than third in priority for payment. Loans and loan participations may be unsecured, which means that any specific assets of the borrower do not collateralize them. The Fund allocates assets across security types without restriction, subject to its 80% investment policy.

The Advisor utilizes a fundamental top-down analysis, meaning it analyzes the economy, interest rate cycles, the supply and demand for credit, and the characteristics of individual securities in making investment selections. The Advisor will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand.

The Fund may also invest up to 10% of its assets in equity securities, including securities of other investment companies such as exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. Additionally, the Fund may invest in credit default swaps for hedging purposes, as well as various derivatives, including options. It may also engage in foreign currency transactions. The Fund may invest up to 15% of its assets in illiquid securities, including private credit. The Advisor may invest in these securities to hedge against portfolio or market risk, gain market or asset exposure, or for speculative purposes.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist with more attractive yields. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in non-investment grade bonds (also known as “junk bonds” or “high yield bonds”), which the Fund defines as securities rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings Inc. (“Fitch”), or, if unrated, as determined by Leader Capital Corp. (the “Advisor”) to be of comparable quality.
Leader Capital High Quality Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in high-quality income-producing debt securities. For the purposes of the Fund’s 80% investment policy, the Fund defines high-quality as being rated at the time of purchase as no lower than Baa3 by Moody’s Investors Service (“Moody’s”), BBB- by Standard & Poor’s Ratings Group (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by Leader Capital Corp. (the “Advisor”) to be of comparable quality. The debt securities in which the Fund may invest include the following U.S. dollar-denominated domestic and foreign securities:

●	foreign (including emerging markets) and domestic bonds, notes, corporate debt, convertible debt securities, and preferred securities;

●	bank loans and bank loan participations;

●	asset-backed securities, including agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”) and credit-backed securities;

●	collateralized loan obligations (“CLOs”) that are backed by domestic and foreign debt obligations;

●	collateralized debt obligations (“CDOs”) that are backed by domestic and foreign debt obligations; and

●	U.S. government securities.

The Fund normally invests in debt securities with an interest rate that resets quarterly based on the Secured Overnight Financing Rate (“SOFR”), Effective Federal Funds Rate (“EFFR”), or Overnight Bank Fund Rate (“OBFR”). The Fund allocates assets across debt security types without restriction, subject to its 80% investment policy. The Fund considers emerging markets countries to be those countries included in the Dow Jones Emerging Markets Index.

The Fund invests without restriction on the maturity of any single debt security and its portfolio average effective duration (a measure of a security’s sensitivity to changes in prevailing interest rates). Generally, the Fund’s average effective duration will be 75% to 125% of the three-year average effective duration of the Morningstar® Core Bond Index, although the Fund’s average effective duration will change depending on market conditions and could be up to 15 years depending on prevailing interest rates. The Fund uses effective duration to measure the sensitivity of a debt security’s price to changes in interest rates. The longer a debt security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 1.00%, the price of a debt security or a portfolio of such securities having a duration of 5 years will decrease by about 5.00%. Conversely, when interest rates decrease by 1.00%, the price of a debt security or a portfolio of such securities with a duration of 5 years will generally increase by about 5.00%.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches, with investors in the bottom tranches having the last priority to receive payment. By investing in investment-grade debt tranches, the Fund will not be less than third in priority for payment. Loans and loan participations may be unsecured, which means that any specific assets of the borrower do not collateralize them. The Fund allocates assets across security types without restriction, subject to its 80% investment policy.

The Advisor utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections for the Fund. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, its credit rating is downgraded (including, as described above, sales required when a security is downgraded to below investment grade ratings) or when other investment opportunities exist that may have more attractive yields. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area; otherwise, the Fund will focus investment in the shorter-term area of the eligible maturity range.

The Fund may also invest up to 10% of its assets in equity securities, including securities of other investment companies such as exchange-traded funds (“ETFs”), mutual funds (including affiliated mutual funds), closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. The Fund may also invest up to 20% of its portfolio in non-investment grade bonds (also known as “junk bonds” or “high yield bonds”), which the Fund defines as securities rated lower than Baa3 by Moody’s, BBB- by S&P or Fitch, or, if unrated, as determined by the Advisor to be of comparable quality. The Fund may also invest in various derivatives, including options and credit default swaps, foreign currency transactions, and private credit, including securities that may be illiquid up to the maximum amount permitted under the law. The Advisor may invest in these securities to hedge against portfolio or market risk, gain market or asset exposure, or for speculative purposes.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist with more attractive yields. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in high-quality income-producing debt securities.